Equity-accounted investees - Summarized financial information of joint ventures (Details) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended
	Nov. 19, 2019	Jun. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Non-Current assets			$ 1,787,543	$ 3,362,014
Property, plant and equipment including right-of-use assets			1,769,663	3,308,616	$ 3,179,299	$ 3,127,091
Current Assets			1,631,737	607,059
Cash and cash equivalents			429,370	179,929	152,528	$ 161,478
Non-Current Liabilities			637,154	1,541,270
Bank Loans, Non-Current			362,235	1,264,243
Current Liabilities			424,753	254,338
Revenue			1,235,127	854,669	419,770
Tax expense (income)			(6,009)	(2,804)	427
Profit (loss) for the period			858,027	203,251	(338,777)
Other comprehensive income (100%)			(31,770)	31,281	11,774
Joint ventures
Disclosure of joint ventures [line items]
Non-Current assets			1,754	153	226,413
Property, plant and equipment including right-of-use assets			0	0	225,910
Current Assets			391,305	504,734	323,461
Cash and cash equivalents			3,134	2,554	7,179
Non-Current Liabilities			3,060	1,730	64,295
Bank Loans, Non-Current			0	0	0
Current Liabilities			390,503	502,693	344,731
Bank Loans, Current			42,500	75,500	90,937
Net assets (100%)			(503)	464	140,848
Group's share of net assets			(123)	460	70,995
Shareholders loans to joint ventures			850	850	31,694
Net Carrying amount of interest in joint venture			725	1,286	72,446
Remaining shareholders loan to joint venture			2	24	30,242
Revenue			1,685,928	1,216,295	761,801
Depreciations and amortization			(84)	(6,327)	(24,706)
Interest Expense			(2,806)	1,625	(6,934)
Tax expense (income)			(79)	3,082	(5,413)
Profit (loss) for the period			(1,532)	35,265	45,816
Other comprehensive income (100%)			0	319	1,902
Group's share of profit (loss) for the period			(927)	17,650	22,976
Group's share of other comprehensive income			$ 0	$ 159	$ 951
TI Africa Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%		50.00%	50.00%
Non-Current assets				$ 0	$ 108,245
Property, plant and equipment including right-of-use assets				0	108,245
Current Assets				0	10,883
Cash and cash equivalents				0	1,799
Non-Current Liabilities				0	33,755
Bank Loans, Non-Current				0	0
Current Liabilities				0	25,153
Bank Loans, Current				0	20,075
Net assets (100%)				0	60,221
Group's share of net assets				0	30,110
Shareholders loans to joint ventures				0	11,465
Net Carrying amount of interest in joint venture				0	30,110
Remaining shareholders loan to joint venture				0	11,465
Revenue				20,729	50,105
Depreciations and amortization				(2,998)	(10,092)
Interest Expense				428	(2,005)
Tax expense (income)				1,599	(2,646)
Profit (loss) for the period				14,997	25,357
Other comprehensive income (100%)				170	971
Group's share of profit (loss) for the period				7,499	12,678
Group's share of other comprehensive income				$ 85	$ 486
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%		50.00%	50.00%
Non-Current assets				$ 0	$ 102,454
Property, plant and equipment including right-of-use assets				0	102,454
Current Assets				0	10,073
Cash and cash equivalents				0	984
Non-Current Liabilities				0	10,245
Bank Loans, Non-Current				0	0
Current Liabilities				0	24,305
Bank Loans, Current				0	19,361
Net assets (100%)				0	77,977
Group's share of net assets				0	38,988
Shareholders loans to joint ventures				0	0
Net Carrying amount of interest in joint venture				0	38,988
Remaining shareholders loan to joint venture				0	0
Revenue				20,729	50,160
Depreciations and amortization				(2,811)	(9,706)
Interest Expense				413	(1,943)
Tax expense (income)				1,600	(2,626)
Profit (loss) for the period				14,858	25,180
Other comprehensive income (100%)				149	930
Group's share of profit (loss) for the period				7,429	12,590
Group's share of other comprehensive income				$ 74	$ 465
Tankers Agencies (UK) Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%	50.00%
Non-Current assets			$ 1,754	$ 153	$ 503
Property, plant and equipment including right-of-use assets			0	0	0
Current Assets			391,037	504,397	295,289
Cash and cash equivalents			3,046	2,453	4,059
Non-Current Liabilities			1,360	30	66
Bank Loans, Non-Current			0	0	0
Current Liabilities			390,323	502,547	290,626
Bank Loans, Current			42,500	75,500	51,500
Net assets (100%)			1,108	1,973	5,100
Group's share of net assets			675	1,202	3,106
Shareholders loans to joint ventures			0	0	0
Net Carrying amount of interest in joint venture			675	1,202	3,106
Remaining shareholders loan to joint venture			0	0	0
Revenue			1,685,928	1,172,698	649,665
Depreciations and amortization			(84)	(39)	(39)
Interest Expense			(2,806)	954	(1,054)
Tax expense (income)			(79)	(117)	(141)
Profit (loss) for the period			(1,445)	185	642
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			(880)	113	391
Group's share of other comprehensive income			$ 0	$ 0	$ 0
TI LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%	50.00%
Non-Current assets			$ 0	$ 0	$ 0
Property, plant and equipment including right-of-use assets			0	0	0
Current Assets			150	206	231
Cash and cash equivalents			0	0	0
Non-Current Liabilities			0	0	0
Bank Loans, Non-Current			0	0	0
Current Liabilities			66	63	68
Bank Loans, Current			0	0	0
Net assets (100%)			84	143	163
Group's share of net assets			49	84	96
Shareholders loans to joint ventures			0	0	0
Net Carrying amount of interest in joint venture			49	84	96
Remaining shareholders loan to joint venture			0	0	0
Revenue			0		0
Depreciations and amortization			0		0
Interest Expense			0		0
Tax expense (income)			0		0
Profit (loss) for the period			(43)	(36)	(19)
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			(25)	(21)	(11)
Group's share of other comprehensive income			$ 0	$ 0	$ 0
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%	50.00%
Non-Current assets			$ 0	$ 0	$ 15,210
Property, plant and equipment including right-of-use assets			0	0	15,210
Current Assets			118	131	6,582
Cash and cash equivalents			88	101	17
Non-Current Liabilities			1,700	1,700	20,228
Bank Loans, Non-Current			0	0	0
Current Liabilities			114	83	4,466
Bank Loans, Current			0	0	0
Net assets (100%)			(1,696)	(1,652)	(2,903)
Group's share of net assets			(848)	(826)	(1,451)
Shareholders loans to joint ventures			850	850	20,228
Net Carrying amount of interest in joint venture			0	0	0
Remaining shareholders loan to joint venture			2	24	18,777
Revenue			0	2,139	11,872
Depreciations and amortization			0	(479)	(4,869)
Interest Expense			0	(171)	(1,932)
Tax expense (income)			0	0	0
Profit (loss) for the period			(43)	5,250	(5,464)
Other comprehensive income (100%)			0	0	0
Group's share of profit (loss) for the period			(22)	2,625	(2,732)
Group's share of other comprehensive income			$ 0	$ 0	$ 0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%	50.00%
Non-Current assets				$ 0	$ 0
Property, plant and equipment including right-of-use assets				0	0
Current Assets				0	403
Cash and cash equivalents				0	320
Non-Current Liabilities				0	0
Bank Loans, Non-Current				0	0
Current Liabilities				0	112
Bank Loans, Current				0	0
Net assets (100%)				0	290
Group's share of net assets				0	145
Shareholders loans to joint ventures				0	0
Net Carrying amount of interest in joint venture				0	145
Remaining shareholders loan to joint venture				0	0
Revenue				0	0
Depreciations and amortization				0	0
Interest Expense				0	(1)
Tax expense (income)				0	0
Profit (loss) for the period				10	121
Other comprehensive income (100%)				0	0
Group's share of profit (loss) for the period				5	60
Group's share of other comprehensive income				$ 0	$ 0
Ridgebury Tankers and clients of Tufton Oceanic
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%